Condensed consolidated interim Statements of Financial Position - CAD ($)	Sep. 30, 2021	Dec. 31, 2020
Current assets
Cash	$ 166,258	$ 255,668
Accounts receivable	354,010	363,653
Prepaid expenses	223,323	34,344
Loan receivable	0	1,874
Total current assets	743,591	655,539
Customer contract	3,916,504	0
Vehicles and Right-of-use assets	756,115	343,699
Total assets	5,416,210	999,238
Current liabilities
Accounts payable and accrued liabilities	947,541	1,053,012
Purchase obligation	1,476,216	0
Convertible Note	1,954,099	766,070
Derivative liability	139,426	794,631
Sales tax payable	438,827	300,903
Short-term loan payable	66,306	28,051
Lease obligations - current	201,785	92,736
Total current liabilities	5,224,200	3,035,403
Lease obligations	437,256	120,167
Total liabilities	5,661,456	3,155,570
SHAREHOLDERS' (DEFICIT) EQUITY
Share capital	17,112,987	11,408,737
Contributed surplus	3,620,300	3,363,593
Accumulated other comprehensive income	(20,416)	0
Deficit	(20,958,117)	(16,928,662)
Total shareholders' (deficit) equity	(245,246)	(2,156,332)
Total liabilities and shareholders' equity	$ 5,416,210	$ 999,238